ACCOUNTS RECEIVABLE - Disclosure of accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Trade and settlement receivables	$ 12,808	$ 5,397
Other receivables	229	246
Accounts receivable	$ 13,037	$ 5,643